                            -  BT PYRAMID MUTUAL FUNDS  -

                                ---------------------

                                    BT INVESTMENT
                                  MONEY MARKET FUND

                                ---------------------



                                    ANNUAL REPORT
                                    --------------
                                    DECEMBER-1996

BT INVESTMENT MONEY MARKET FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    LETTER TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . . . . .3

    BT INVESTMENT MONEY MARKET FUND
      Statement of Assets and Liabilities. . . . . . . . . . . . . . . . . . .4
      Statement of Operations. . . . . . . . . . . . . . . . . . . . . . . . .4
      Statement of Changes in Net Assets . . . . . . . . . . . . . . . . . . .5
      Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . .6
      Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . .7
      Report of Independent Accountants. . . . . . . . . . . . . . . . . . . .8

    CASH MANAGEMENT PORTFOLIO
      Schedule of Portfolio Investments. . . . . . . . . . . . . . . . . . . .9
      Statement of Assets and Liabilities. . . . . . . . . . . . . . . . . . 13
      Statement of Operations. . . . . . . . . . . . . . . . . . . . . . . . 13
      Statement of Changes in Net Assets . . . . . . . . . . . . . . . . . . 14
      Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . 14
      Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . 15
      Report of Independent Accountants. . . . . . . . . . . . . . . . . . . 16

BT INVESTMENT MONEY MARKET FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

The money markets were dominated virtually throughout the twelve months ended December 31, 1996 by extreme volatility in short-term interest rates. By staying disciplined to the purchase of high quality instruments and actively adjusting maturities as market conditions changed, the manager of the BT Investment Money Market Fund ("the Fund") was able to produce competitive yields. In fact, the Fund's annualized 7-day effective yield of 5.32% as of December 31, 1996 was notably higher than the 4.93% effective yield of the IBC First Tier Money Funds average.*

MARKET ACTIVITY
The Federal Reserve Board acted only once in 1996, cutting the Federal Funds rate from 5.50% to 5.25% in January, in response to a weaker economy. The markets expected a near-term recession to drive interest rates even lower. However, once February economic data indicated stronger than anticipated growth, most notably through very strong non-farm payroll numbers, market sentiment changed completely and quickly, and interest rates rose sharply. The economy remained strong through July, leading market participants, in general, to fear that the Fed would raise interest rates officially.

                            INVESTMENT INSTRUMENTS
    Bank obligations, commercial paper, U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Instead, the Federal Reserve Board held monetary policy neutral for the rest of 1996. Rates continued to fluctuate, rising on positive economic news and dipping on the news that the Fed remained on the sidelines each time they met. Nevertheless, in contrast to the effects of dramatic increases in interest rates during the first half of the year, moderate economic activity in the second half proved much more favorable for the financial markets.

                                  OBJECTIVE
    Seeks high current income consistent with liquidity and preservation of capital.

Growth slowed in the third quarter, and inflation data continued to display an absence of any real pressure. Much of the slowdown appeared in the consumer sector, even though employment gains remained strong. Total real GDP growth tapered from an unsustainable 4.7% increase in the second quarter to 2.1% in the third.

There was no deterioration of economic growth in the final three months of the year. Consumer spending perked up in response to a high degree of confidence and a still-favorable job market, and business investment continued to expand rapidly. These conditions, along with status quo results of the November elections, proved favorable for the money markets, as short-term interest rates remained steady while longer-term rates drifted lower.

                                  RATINGS
                                 S&P: AAAm
                               Moody's: AAA

INVESTMENT REVIEW
In contrast to the short to neutral maturity strategy held for most of the first half of the year, we began extending the Fund's average maturity in the third quarter. Although we believed that the next move in interest rates would be higher, we also anticipated that the Federal Reserve Board would want a clearer picture of higher inflation and increased economic activity before making an official move. Thus, as general market expectations of higher rates led to a steeper short-term yield curve, we were able to extend the Fund's average maturity position with very little risk.

This strategy proved to be quite effective in adding value to the Fund through the remainder of the year, and we expect to maintain the current investment strategy until inflation pressures begin to surface.

MANAGER OUTLOOK
We expect continued slow to moderate economic growth and modest inflation in the months to come. Given that, we believe that the Federal Reserve Board will remain on hold for the near future, with the money markets trading in a narrow range. Stronger-than-expected economic news may cause some volatility ahead, however any dips in the market may be opportunities to extend the Fund's average maturity out along the yield curve and lock in some higher rates. Overall, we will remain opportunistic, buying when valuations are attractive, and waiting for the market to take a more definite direction.

      STATUS AT DECEMBER 31, 1996
    Seven day effective yield: 5.32%
       Average maturity: 36 days
       Net Assets: $416 million

                       DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                       ----------------------------------------
                        By Asset Type as of December 31, 1996
                       (PERCENTAGES ARE BASED ON MARKET VALUE)

                                       [GRAPH]

                       Certificates of Deposit             28%
                       Repurchase Agreements                6%
                       Floating Rate Notes                  8%
                       Commercial Paper                    42%
                       Eurodollar Time Deposits            16%

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the BT Investment Money Market Fund, and we look forward to continuing to serve your investment needs for many years ahead.

                                  /s/ Darlene Rasel
                                    Darlene Rasel
                               Portfolio Manager of the
                              Cash Management Portfolio
                                  December 31, 1996
* Past performance is not indicative of future results. Yields will vary. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. An investment in the Fund is neither insured nor guaranteed by the U.S. government.

BT INVESTMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
  Investment in Cash Management Portfolio, at Value. . . . . . .   $416,134,632
  Receivable for Shares of Beneficial Interest Subscribed. . . .        301,468
  Prepaid Expenses and Other . . . . . . . . . . . . . . . . . .         12,214
                                                                   -------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . .    416,448,314
                                                                   -------------

LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . . . . . . .         52,372
  Payable for Shares of Beneficial Interest Redeemed . . . . . .         70,000
  Dividends Payable. . . . . . . . . . . . . . . . . . . . . . .        140,275
  Accrued Expenses and Other . . . . . . . . . . . . . . . . . .         24,443
                                                                   -------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . .        287,090
                                                                   -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . .   $416,161,224
                                                                   -------------
                                                                   -------------
SHARES  OUTSTANDING ($0.001 par value per share,
unlimited number of shares of beneficial interest authorized)       416,518,570
                                                                   -------------
                                                                   -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
(net assets divided by shares outstanding) . . . . . . . . . . .   $       1.00
                                                                   -------------
                                                                   -------------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . .   $416,518,570
  Accumulated Net Realized Loss from Investment Transactions . .       (357,346)
                                                                   -------------
NET ASSETS, DECEMBER 31, 1996. . . . . . . . . . . . . . . . . .   $416,161,224
                                                                   -------------
                                                                   -------------
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Income Allocated from Cash Management Portfolio, net . . . . .   $ 29,083,094
                                                                   -------------

EXPENSES
  Administration and Services Fees . . . . . . . . . . . . . . .      1,648,203
  Printing and Shareholder Reports . . . . . . . . . . . . . . .         18,058
  Registration Fees. . . . . . . . . . . . . . . . . . . . . . .         26,130
  Professional Fees. . . . . . . . . . . . . . . . . . . . . . .          9,380
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . .          7,085
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . .          8,105
                                                                   -------------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . . .      1,716,961
  Less:  Expenses Absorbed by Bankers Trust. . . . . . . . . . .       (782,979)
                                                                   -------------
    Net Expenses . . . . . . . . . . . . . . . . . . . . . . . .        933,982
                                                                   -------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . .     28,149,112
                                                                   -------------
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS . . . . . . . . .         20,415
                                                                   -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . .   $ 28,169,527
                                                                   -------------
                                                                   -------------


                     See Notes to Financial Statements on Page 7

BT INVESTMENT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              FOR THE           FOR THE
                                                                                             YEAR ENDED        YEAR ENDED
                                                                                         DECEMBER 31, 1996  DECEMBER 31, 1995
                                                                                         -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    28,149,112     $    45,303,680
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . . . . .              20,415              85,772
                                                                                         ----------------    ----------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . .          28,169,527          45,389,452
                                                                                         ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (28,149,112)        (45,303,680)
                                                                                         ----------------    ----------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (at Net Asset
 Value of $1.00 per share)
  Proceeds from Sales of Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       5,387,962,169       8,257,458,394
  Dividend Reinvestments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          24,900,009          41,632,676
  Cost of Shares Redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (5,643,193,645)     (8,629,738,538)
                                                                                         ----------------    ----------------
Net Decrease from Capital Transactions in Shares of Beneficial Interest. . . . . . .        (230,331,467)       (330,647,468)
                                                                                         ----------------    ----------------
CONTRIBUTION OF CAPITAL
  Proceeds Contributed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             562,004                  --
                                                                                         ----------------    ----------------
TOTAL DECREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (229,749,048)       (330,561,696)

NET ASSETS
Beginning of Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         645,910,272         976,471,968
                                                                                         ----------------    ----------------
End of Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   416,161,224     $   645,910,272
                                                                                         ----------------    ----------------
                                                                                         ----------------    ----------------



                     See Notes to Financial Statements on Page 7

BT INVESTMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the BT Investment Money Market Fund.

                                                                                                            FOR THE PERIOD
                                                                        FOR THE YEAR ENDED                   JULY 15, 1992
                                                                           DECEMBER 31,                    (COMMENCEMENT OF
                                                            --------------------------------------------     OPERATIONS) TO
                                                              1996        1995        1994        1993     DECEMBER 31, 1992
                                                            --------    --------    --------    --------   ------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . .    $  1.00     $  1.00     $  1.00     $  1.00         $  1.00
                                                          --------    --------    --------    --------        --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . .       0.05        0.06        0.04        0.03            0.01
  Net Realized Gain (Loss) from Investment Transactions      0.00+       0.00+      (0.01)       0.00+           0.00+
                                                          --------    --------    --------    --------        --------
Total from Investment Operations . . . . . . . . . . .       0.05        0.06        0.03        0.03            0.01
                                                          --------    --------    --------    --------        --------
CONTRIBUTIONS OF CAPITAL . . . . . . . . . . . . . . .       0.00       --           0.01       --              --
                                                          --------    --------    --------    --------        --------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . .      (0.05)      (0.06)      (0.04)      (0.03)          (0.01)
  Net Realized Gain from Investment Transactions . . .      --          --          --          (0.00)+         (0.00)+
                                                          --------    --------    --------    --------        --------
Total Distributions. . . . . . . . . . . . . . . . . .      (0.05)      (0.06)      (0.04)      (0.03)          (0.01)
                                                          --------    --------    --------    --------        --------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . .   $   1.00    $   1.00    $   1.00    $   1.00        $   1.00
                                                          --------    --------    --------    --------        --------
                                                          --------    --------    --------    --------        --------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . .       5.24%++     5.76%       4.05%       2.91%           3.12%*

SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . . . . .   $ 416,161   $ 645,910   $ 976,472   $   1,953       $     789

  Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . . . . .       5.12%       5.62%       4.24%       2.87%           3.06%*
    Expenses, including expenses of the
     Cash Management Portfolio . . . . . . . . . . . .       0.35%       0.35%       0.35%       0.35%           0.35%*
    Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust. . . .       0.16%       0.16%       0.21%       2.91%           3.56%*


*   Annualized
+   Less than $0.01 per share.
++ Increased by approximately 0.10% and 0.81% due to Contributions of Capital for the years ended December 31, 1996 and 1994, respectively.


                     See Notes to Financial Statements on Page 7

BT INVESTMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  ORGANIZATION
BT Pyramid Mutual Funds ("the Trust") is registered under the Investment Company Act of 1940 ("the Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The BT Investment Money Market Fund (the "Fund") is one of the investment funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on July 15, 1992. The Fund invests substantially all of its assets in the Cash Management Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1996, the Fund's investment was approximately 13% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B.  INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C.  DIVIDENDS
It is the Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually.

D.  FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required.

E.  OTHER
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.30 of 1% of the Fund's average daily net assets. For the year ended December 31,1996, this fee aggregated $1,648,203.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Prior to September 30, Signature Broker-Dealer Services, Inc. ("Signature") was the Trust's distributor. Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood, and previously Signature, may seek reimbursement at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1996, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.17 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
0.35 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended December 31, 1996, expenses of the Fund have been reduced by $782,979.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposed expense limitation is 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000 and 1.5% of any excess over $100,000,000.

In 1996, Bankers Trust contributed capital in the amount of $562,004 to reimburse the Fund for long term capital losses incurred in prior years.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood and Signature. None of the trustees so affiliated received compensation for services as trustees of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3--CAPITAL LOSS CARRYFORWARD
At December 31, 1996, accumulated net realized capital loss carryforward available as a reduction against future net realized capital gains aggregated $357,346, which will expire in 2002.

BT INVESTMENT MONEY MARKET FUND

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of BT Pyramid Mutual Funds:

We have audited the accompanying statement of assets and liabilities of BT Investment Money Market Fund (one of the Funds comprising BT Pyramid Mutual Funds) as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period July 15, 1992 (commencement of operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BT Investment Money Market Fund of BT Pyramid Mutual Funds as of December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 12, 1997

CASH MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                           DESCRIPTION                        VALUE
 ------                           -----------                        -----
                   CERTIFICATES OF DEPOSIT -  28.50%
$ 15,000,000       ABN Amro Bank,
                    5.40%, 4/03/97 . . . . . . . . . . . .     $    15,000,376

                   Abbey National North America:
  35,000,000        5.47%, 3/27/97 . . . . . . . . . . . .          35,000,000
  25,000,000        5.51%, 4/08/97 . . . . . . . . . . . .          25,000,490

v  5,000,000       Australian and New Zealand
                    Banking Group,
                    5.50%, 4/23/97 . . . . . . . . . . . .           5,000,983

  20,000,000       Banco Bilbao Vizcaya,
                    5.40%, 3/05/97 . . . . . . . . . . . .          20,000,345

  35,000,000       Bank of Montreal,
                    5.50%, 1/02/97 . . . . . . . . . . . .          35,000,000

  50,000,000       Bank of Nova Scotia,
                    5.47%, 3/19/97 . . . . . . . . . . . .          50,000,000

                   Bank of Tokyo-Mitsubishi Limited:
  10,000,000        5.46%, 2/18/97 . . . . . . . . . . . .           9,999,252
  30,000,000        5.46%, 2/21/97 . . . . . . . . . . . .          29,997,829
  20,000,000        5.52%, 3/06/97 . . . . . . . . . . . .          20,000,000

  10,000,000       Barclays,
                    5.40%, 1/27/97 . . . . . . . . . . . .          10,000,048

   5,000,000       Bayerische Landesbank,
                    5.38%, 2/03/97 . . . . . . . . . . . .           4,999,983

  10,000,000       Bayerische Vereinsbank,
                    5.44%, 3/17/97 . . . . . . . . . . . .           9,999,777

                   Canadian Imperial Bank of Commerce:
  50,000,000        5.42%, 1/07/97 . . . . . . . . . . . .          50,000,164
  30,000,000        5.37%, 1/21/97 . . . . . . . . . . . .          30,000,000
   2,000,000        5.41%, 1/21/97 . . . . . . . . . . . .           2,000,015
  25,000,000        5.39%, 1/31/97 . . . . . . . . . . . .          25,000,000
  25,000,000        5.44%, 3/18/97 . . . . . . . . . . . .          25,000,521

                   Deutsche Bank:
  25,000,000        5.13%,  3/05/97. . . . . . . . . . . .          24,964,695
  16,000,000        5.59%,  3/26/97. . . . . . . . . . . .          16,003,602

   2,000,000       First Union National Bank,
                    5.36%, 2/14/97 . . . . . . . . . . . .           1,999,727

  40,000,000       Industrial Bank of Japan,
                    5.48%, 1/08/97 . . . . . . . . . . . .          40,000,065

  27,000,000       Internationale Nederlanden Bank,
                    5.39%, 1/21/97 . . . . . . . . . . . .          27,000,297

$ 25,000,000       J. P. Morgan & Company,
                    5.61%, 3/27/97 . . . . . . . . . . . .     $    25,006,943

   3,000,000       Lloyds Bank,
                    5.50%, 1/03/97 . . . . . . . . . . . .           3,000,012
  8,000,000        Morgan Guaranty Bank & Trust,
                    5.41%, 1/02/97 . . . . . . . . . . . .           8,000,002

                   National Westminster Bank:
  12,000,000        5.51%, 2/24/97 . . . . . . . . . . . .          11,995,261
  55,000,000        5.40%, 4/02/97 . . . . . . . . . . . .          55,000,352

                   Rabobank:
  11,000,000        5.52%, 1/02/97 . . . . . . . . . . . .          11,000,034
  25,000,000        5.46%, 3/19/97 . . . . . . . . . . . .          25,000,528
   3,500,000        5.50%, 4/28/97 . . . . . . . . . . . .           3,500,392

                   Sanwa Bank:
  75,000,000        5.50%,  1/09/97. . . . . . . . . . . .          75,000,290
  15,000,000        5.50%,  1/21/97. . . . . . . . . . . .          15,000,165
  17,000,000        5.53%,  1/21/97. . . . . . . . . . . .          17,000,192
  15,000,000        5.57%,  2/14/97. . . . . . . . . . . .          14,996,981

                   Societe Generale:
  20,000,000        5.52%, 1/09/97 . . . . . . . . . . . .          20,000,000
  25,000,000        5.38%, 2/14/97 . . . . . . . . . . . .          24,998,013
   5,000,000        5.62%, 4/01/97 . . . . . . . . . . . .           4,999,339
  15,000,000        5.65%, 4/01/97 . . . . . . . . . . . .          14,999,520

                   Sumitomo Bank:
  28,000,000        5.64%, 1/06/97 . . . . . . . . . . . .          28,000,039
  15,000,000        5.69%, 1/14/97 . . . . . . . . . . . .          15,000,108

  20,000,000       Swiss Bank Corp.,
                    5.75%, 3/04/97 . . . . . . . . . . . .          20,000,000

  25,000,000       Westpac Banking Corp.,
                    5.48%, 3/25/97 . . . . . . . . . . . .          25,000,000
                                                               ---------------

TOTAL CERTIFICATES OF DEPOSIT
  (Amortized Cost - $929,466,340). . . . . . . . . . . . .     $   929,466,340
                                                               ---------------

                   COMMERCIAL PAPER* - 41.66%
                   Ameritech Capital Funding Corp.:
  35,000,000        5.29%, 2/05/97 . . . . . . . . . . . .     $    34,819,823
  16,000,000        5.31%, 3/06/97 . . . . . . . . . . . .          15,848,960

                   Asset Securitization Cooperative Corp.:
  30,000,000        5.31%, 1/29/97 . . . . . . . . . . . .          29,876,100
  30,000,000        5.30%, 2/07/97 . . . . . . . . . . . .          29,836,583
  30,000,000        5.38%, 2/26/97 . . . . . . . . . . . .          29,748,933
  15,000,000        5.37%, 3/18/97 . . . . . . . . . . . .          14,829,950


                     See Notes to Financial Statements on Page 15

CASH MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
-------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                      DESCRIPTION                             VALUE
 ------                      -----------                             -----
$ 23,000,000       Australia Wheat Board,
                    5.40%, 1/13/97 . . . . . . . . . . . .     $    22,958,600

  50,000,000       Bank of Nova Scotia,
                    5.32%, 3/04/97 . . . . . . . . . . . .          49,542,035

  20,000,000       BBL North  America, Inc.,
                    5.32%, 1/07/97 . . . . . . . . . . . .          19,982,267

                   Caisse Des Amortissement
                    De La Dette Sociale:
  25,000,000        5.32%, 1/21/97 . . . . . . . . . . . .          24,926,111
   3,600,000        5.30%, 2/21/97 . . . . . . . . . . . .           3,572,970
  20,000,000        5.31%, 3/10/97 . . . . . . . . . . . .          19,799,400
  25,000,000        5.33%, 3/10/97 . . . . . . . . . . . .          24,748,306

  12,000,000       Caisse des Depots et Consignations,
                    5.30%, 2/14/97 . . . . . . . . . . . .          11,922,267

  17,500,000       Coca Cola Enterprises, Inc.,
                    5.42%, 1/24/97 . . . . . . . . . . . .          17,439,401

  50,000,000       Commerzbank,
                    5.54%, 1/07/97 . . . . . . . . . . . .          49,953,833

                   Commonwealth Bank of Australia:
  35,000,000        5.29%, 2/25/97 . . . . . . . . . . . .          34,717,132
  21,000,000        5.40%, 3/20/97 . . . . . . . . . . . .          20,754,300

                   Delaware Funding Corp.:
  35,000,000        5.30%, 2/20/97 . . . . . . . . . . . .          34,742,361
  18,348,000        5.40%, 2/20/97 . . . . . . . . . . . .          18,210,390

  35,000,000       Finnish Export Credit Ltd.,
                    5.45%, 1/14/97 . . . . . . . . . . . .          34,931,118

  40,000,000       First Boston,
                    5.33%, 1/09/97 . . . . . . . . . . . .          39,952,622

                   General Electric Capital Corp.:
   5,000,000        5.41%, 1/10/97 . . . . . . . . . . . .           4,993,238
  25,000,000        5.30%, 2/21/97 . . . . . . . . . . . .          24,812,292
  31,000,000        5.38%, 3/17/97 . . . . . . . . . . . .          30,652,542
  10,000,000        5.34%, 4/29/97 . . . . . . . . . . . .           9,824,967
  15,000,000        5.70%, 5/30/97 . . . . . . . . . . . .          14,646,125

   6,500,000       Hitachi American Ltd.,
                    5.40%, 3/25/97 . . . . . . . . . . . .           6,419,075

                   Heinz (H.J.) Co.:
  17,500,000        5.40%, 1/10/97 . . . . . . . . . . . .          17,476,375
  18,000,000        5.40%, 1/13/97 . . . . . . . . . . . .          17,967,600
  22,000,000        5.37%, 1/16/97 . . . . . . . . . . . .          21,950,775

$ 26,335,000       International Lease Finance,
                    5.32%, 1/06/97 . . . . . . . . . . . .     $    26,315,541

  14,000,000       Internationale Nederlanden (U.S.)
                    Funding Corp.,
                    5.35%, 4/14/97 . . . . . . . . . . . .          13,785,703

  30,800,000       Kingdom of Spain,
                    5.50%, 3/06/97 . . . . . . . . . . . .          30,498,844

                   Kingdom of Sweden:
  20,000,000        5.38%, 1/28/97 . . . . . . . . . . . .          19,919,300
   2,169,000        5.60%, 2/14/97 . . . . . . . . . . . .           2,154,154
  48,000,000        5.29%, 2/20/97 . . . . . . . . . . . .          47,647,333
  40,000,000        5.29%, 2/24/97 . . . . . . . . . . . .          39,682,600

   5,000,000       MCI Communications Corp.,
                    5.47%, 4/30/97 . . . . . . . . . . . .           4,909,593

                   Merrill Lynch & Co.:
  20,000,000        5.45%, 1/23/97 . . . . . . . . . . . .          19,933,389
  40,000,000        5.30%, 1/24/97 . . . . . . . . . . . .          39,863,789
  30,000,000        5.34%, 1/27/97 . . . . . . . . . . . .          29,884,300
  35,000,000        5.32%, 2/03/97 . . . . . . . . . . . .          34,829,317

                   Morgan Stanley Group, Inc.:
  31,500,000        5.32%, 2/10/97 . . . . . . . . . . . .          31,313,800
  45,000,000        5.32%, 2/14/97 . . . . . . . . . . . .          44,707,400

  50,000,000       National Australia Funding (DE), Inc.,
                    5.41%, 1/06/97 . . . . . . . . . . . .          49,962,431

   8,000,000       National Rural Utility Cooperative
                    Financial Corp.,
                    5.30%, 3/11/97 . . . . . . . . . . . .           7,918,733

   8,000,000       Pacific Dunlop Holdings, Inc.,
                    5.32%, 1/31/97 . . . . . . . . . . . .           7,964,533

  35,000,000       Pfizer, Inc.,
                    5.28%, 3/19/97 . . . . . . . . . . . .          34,604,733

                   Receivables Capital Corp.:
  15,000,000        5.50%, 1/03/97 . . . . . . . . . . . .          14,995,417
   6,200,000        5.43%, 1/31/97 . . . . . . . . . . . .           6,171,945
  25,000,000       Royal  Bank of Canada,
                    5.32%, 1/31/97 . . . . . . . . . . . .          24,889,167

                   Sheffield Receivables Corp.:
  20,000,000        5.68%, 1/23/97 . . . . . . . . . . . .          19,930,578
  13,000,000        5.35%, 2/03/97 . . . . . . . . . . . .          12,936,246
   9,300,000        5.35%, 2/04/97 . . . . . . . . . . . .           9,253,009


                     See Notes to Financial Statements on Page 15

CASH MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                      DESCRIPTION                              VALUE
 ------                      -----------                              -----
 $ 8,100,000       TransAmerica Finance Corp.,
                    5.42%, 1/06/97 . . . . . . . . . . . .     $     8,093,903

  25,000,000       Xerox Corp.,
                    5.37%, 1/13/97 . . . . . . . . . . . .          24,955,250

  20,000,000       Wool International,
                    5.30%, 1/16/97 . . . . . . . . . . . .          19,955,833
                                                               ---------------
TOTAL COMMERICAL PAPER
  (Amortized Cost - $1,358,933,292). . . . . . . . . . . .     $ 1,358,933,292
                                                               ---------------

                   EURODOLLAR TIME DEPOSITS - 15.67%
 140,000,000        Banco Bilbao Vizcaya,
                    7.00%, 1/02/97 . . . . . . . . . . . .     $   140,000,000

  10,000,000       Bank of America,
                    5.50%,  4/24/97. . . . . . . . . . . .          10,000,000

  55,000,000       Bank Austria AG,
                    5.48%, 3/12/97 . . . . . . . . . . . .          55,000,000

  25,000,000       Bank of Nova Scotia,
                    5.75%, 1/06/97 . . . . . . . . . . . .          25,000,000

                   Bank of Tokyo-Mitsubishi Limited:
  25,000,000        5.531%, 1/09/97. . . . . . . . . . . .          25,000,000
  28,000,000        5.50%, 2/14/97 . . . . . . . . . . . .          28,000,000

 138,247,384       Chase Manhattan Bank Corp.,
                    7.00%, 1/02/97 . . . . . . . . . . . .         138,247,384


  40,000,000       International Nederlanden,
                    5.81%, 3/06/97 . . . . . . . . . . . .          40,000,000

  20,000,000       Rabobank,
                    5.50%, 4/30/97 . . . . . . . . . . . .          20,000,000

  30,000,000       Toronto Dominion Bank,
                    5.42%, 1/23/97 . . . . . . . . . . . .          30,000,000
                                                               ---------------

TOTAL EURODOLLAR TIME DEPOSITS
  (Amortized Cost - $511,247,384). . . . . . . . . . . . .     $   511,247,384
                                                               ---------------

                   FLOATING RATE NOTES - 7.66%
                   American Express Centurion Bank:
                    Monthly Variable Rate,
$ 10,000,000        5.634%, 10/28/97 . . . . . . . . . . .     $    10,000,000
  10,000,000        5.587%, 11/18/97 . . . . . . . . . . .          10,000,000

  25,000,000       Avco Financial Services, Inc.
                    Monthly Variable Rate,
                    5.46%, 11/17/97. . . . . . . . . . . .          24,997,820

  25,000,000       Bayerische Landesbank
                    Monthly Variable Rate,
                    5.475%, 1/15/97. . . . . . . . . . . .          24,999,310

  10,000,000       Bear Stearns Company, Inc.
                    Monthly Variable Rate,
                    5.867%, 7/17/97. . . . . . . . . . . .          10,013,725

  25,000,000       CoreStates Bank
                    Monthly Variable Rate,
                    5.532%, 11/07/97 . . . . . . . . . . .          25,000,000

  40,000,000       General Electric Capital Corp.
                    Quarterly Variable Rate,
                    5.469%, 7/08/97. . . . . . . . . . . .          40,000,000

  10,000,000       Merrill Lynch & Co.
                    Monthly Variable Rate,
                    5.461%, 10/31/97 . . . . . . . . . . .           9,996,721

  25,000,000       PNC Bank Corp.
                    Quarterly Variable Rate,
                    5.567%, 11/25/97 . . . . . . . . . . .          24,984,487

                   Wachovia Bank of North Carolina:
                    Monthly Variable Rate,
  20,000,000        5.437%, 3/03/97. . . . . . . . . . . .          19,997,552
  25,000,000        5.539%, 4/25/97. . . . . . . . . . . .          24,992,767

  25,000,000       Student Loan Marketing Association
                    Weekly Variable Rate,
                    5.24%, 9/28/98 . . . . . . . . . . . .          24,995,653
                                                               ---------------

TOTAL FLOATING RATE NOTES
  (Amortized Cost - $249,978,035). . . . . . . . . . . . .     $   249,978,035
                                                               ---------------


                     See Notes to Financial Statements on Page 15

CASH MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                      DESCRIPTION                            VALUE
 ------                      -----------                            -----

                   REPURCHASE AGREEMENTS - 6.13%
$ 150,000,000      Tri-Party Repurchase Agreement
                     with Chase Securities,Inc.,
                     dated 12/31/96, 7.50%, principal
                     and interest in the amount of
                     $150,062,500, due 1/02/97
                     (Collateralized by Federal
                     National Mortgage Association
                     Obligations, par value of
                     $247,618,495, 5.50% to
                     11.00%, due 11/01/97 to
                     3/01/25, value of $153,000,496)           $  150,000,000

$ 50,000,000       Tri-Party Repurchase Agreement
                     with NationsBank, dated
                     12/31/96, 7.375%, principal and
                     interest in the amount of
                     $50,020,486, due 1/02/97
                     (Collateralized by U.S. Treasury
                     Note, par value of $2,703,000,
                     7.75%, due 1/31/00, value of
                     $2,924,761; U.S. Treasury Bills,
                     par value of $8,740,000, due
                     2/06/97 to 6/05/97, value of
                     $8,551,830; Federal National
                     Mortgage Association
                     Obligations, par value of
                     $18,971,071, 6.50%, due
                     3/28/97 to 4/01/26, value of
                     $16,065,699; Tennessee Valley
                     Authority, par value of $300,000,
                     due 10/01/99, value of
                     $323,364; Federal Home Loan
                     Bank, par value of $13,110,000,
                     6.01% to 6.91%, due 6/25/97 to
                     4/30/01, value of $12,783,630;
                     and Federal Mortgage
                     Association Corp., par value of
                     $11,254,481, 7.00% to 8.00%,
                     due 5/01/00 to 12/01/26,
                     value of $10,351,353) . . . . . . . . .   $    50,000,000
                                                               ----------------
TOTAL REPURCHASE AGREEMENTS
  (Amortized Cost - $200,000,000). . . . . . . . . . . . .     $   200,000,000
                                                               ----------------
TOTAL INVESTMENTS
  (Amortized Cost - $3,249,625,051). . . . . . .     99.62%    $ 3,249,625,051
Other Assets Less Liabilities. . . . . . . . . .      0.38%         12,284,641
                                                     ------    ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . .       100%    $ 3,261,909,692
                                                     ------    ---------------
                                                     ------    ---------------
* Interest rates for Commercial Paper represents discount rates at the time of purchase.

                     See Notes to Financial Statements on Page 15

CASH MANAGEMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 1996
--------------------------------------------------------------------------------
ASSETS
  Investments, at Value. . . . . . . . . . . . . . . . . .    $  3,249,625,051
  Interest Receivable. . . . . . . . . . . . . . . . . . .          12,803,264
  Prepaid Expenses and Other . . . . . . . . . . . . . . .              14,044
                                                              -----------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . .       3,262,442,359
                                                              -----------------
LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . . . .             494,489
  Accrued Expenses and Other . . . . . . . . . . . . . . .              38,178
                                                              -----------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . .             532,667
                                                              -----------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .    $  3,261,909,692
                                                              -----------------
                                                              -----------------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . .    $  3,261,909,692
                                                              -----------------
NET ASSETS, DECEMBER 31, 1996. . . . . . . . . . . . . . .    $  3,261,909,692
                                                              -----------------
                                                              -----------------

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest . . . . . . . . . . . . . . . . . . . . . . . .    $    179,419,733
                                                              -----------------
EXPENSES
  Advisory Fees. . . . . . . . . . . . . . . . . . . . . .           4,935,288
  Administration and Services Fees . . . . . . . . . . . .           1,645,096
  Professional Fees. . . . . . . . . . . . . . . . . . . .              49,838
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . .               2,365
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . .              50,988
                                                              -----------------
  Total Expenses . . . . . . . . . . . . . . . . . . . . .           6,683,575
  Less:  Expenses Absorbed by Bankers Trust. . . . . . . .            (761,230)
    Net Expenses . . . . . . . . . . . . . . . . . . . . .           5,922,345
                                                              -----------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . .         173,497,388
                                                              -----------------
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS . . . . . .             102,443
                                                              -----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . .    $    173,599,831
                                                              -----------------
                                                              -----------------


                     See Notes to Financial Statements on Page 15
                                          13

CASH MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  FOR THE                 FOR THE
                                                                                YEAR ENDED               YEAR ENDED
                                                                            DECEMBER 31, 1996         DECEMBER 31, 1995
                                                                            -------------------       ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . .        $      173,497,388       $      148,091,392
  Net Realized Gain from Investment Transactions . . . . . . . . . .                   102,443                  268,537
                                                                            -------------------       ------------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . .               173,599,831              148,359,929
                                                                            -------------------       ------------------
CAPITAL TRANSACTIONS
  Proceeds from Capital Invested . . . . . . . . . . . . . . . . . .            20,303,004,962           35,062,532,338
  Value of Capital Withdrawn . . . . . . . . . . . . . . . . . . . .           (19,831,740,806)         (35,329,985,394)
                                                                            -------------------       ------------------
Net Increase (Decrease) in Net Assets from Capital Transactions. . .               471,264,156             (267,453,056)
                                                                            -------------------       ------------------
CONTRIBUTION OF CAPITAL
  Proceeds Contributed . . . . . . . . . . . . . . . . . . . . . . .                 1,113,488                       --
                                                                            -------------------       ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . .               645,977,475             (119,093,127)

NET ASSETS
Beginning of Year. . . . . . . . . . . . . . . . . . . . . . . . . .             2,615,932,217            2,735,025,344
                                                                            -------------------       ------------------
End of Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $    3,261,909,692       $    2,615,932,217
                                                                            -------------------       ------------------
                                                                            -------------------       ------------------


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for each of the years indicated for the Cash Management Portfolio.

                                                                     FOR THE YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------
                                                        1996         1995         1994        1993         1992
                                                    ----------   ----------   ----------  -----------  -----------
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Year (000s omitted) . . . .    $3,261,910   $2,615,932   $2,735,025  $1,930,075   $1,438,688
  Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . .         5.27%        5.77%        4.24%       3.06%        3.52%
    Expenses . . . . . . . . . . . . . . . . . .         0.18%        0.18%        0.18%       0.20%        0.22%
    Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust.         0.02%        0.02%        0.02%       0.00%+       0.00%+


+ Less than 0.01%.

                     See Notes to Financial Statements on Page 15

CASH MANAGEMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  ORGANIZATION
The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 ("the Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York, and commenced operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  SECURITY VALUATION
Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of the Portfolio's investments.

C.  SECURITY TRANSACTIONS AND INTEREST INCOME
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D.  REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

E.  FEDERAL INCOME TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFITIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1996, this fee aggregated $1,645,096.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the year ended December 31,1996, this fee aggregated $4,935,288.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.18 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1996, expenses of the Portfolio have been reduced by $761,230.

In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio from long term capital losses incurred in prior years.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Prior to September 30, Signature Broker-Dealer Services, Inc. ("Signature") was the Trust's distributor.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood and Signature. None of the trustees so affiliated received compensation for services as trustees of the Portfolio. Similarly, none of the Portfolio s officers received compensation from the Portfolio.

CASH MANAGEMENT PORTFOLIO

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Holders of Beneficial Interest of the Cash Management
Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Cash Management Portfolio as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Portfolio as of December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 12, 1997

                         This page intentionally left blank.

                         This page intentionally left blank.

                         This page intentionally left blank.

BT PYRAMID MUTUAL FUNDS
BT INVESTMENT MONEY MARKET FUND


For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the BT Pyramid Mutual Funds may be obtained by calling or writing to DST Systems, Inc. or Edgewood Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Pyramid Mutual Funds:


BT PYRAMID MUTUAL FUNDS
DST Systems, Inc.
210 West 10th St.
Kansas City, MO  64105


BT PYRAMID MUTUAL FUNDS
Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


You may write to the BT Investment Money Market Fund at the following address:
BT PYRAMID MUTUAL FUNDS
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897




Appendix

A1. The graphic presentation here displayed consists of a pie chart indicating the diversification of portfolio investments of the BT
Investment Money Market Fund. The chart is divided into five sections as follows: Repurchase Agreements, 6%; Floating Rate Notes, 8%; Eurodollar Time Deposits, 16%; Certificates of Deposit, 28% and Commercial Paper, 42%.

A2. The graphic presentation here displayed consists of a pie chart indicating the diversification of portfolio investments of BT Investment Equity 500 Index Fund. The chart is divided into eleven sections as follows: Chemicals, 3%; Consumer Non-Durables, 15%; Finance & Building, 15%; Capital Goods, 14%; Health Care, 10%; Utilities, 10%; Business Equipment & Service, 10%; Energy, 9%; Retail Trade, 5%; Other, 5%, Consumer Durables, 4%.

A3. The graphic presentation here displayed consists of a line graph indicating the comparison of change in value of a hypothetical $10,000 investment in the BT Investment Equity 500 Index Fund and the S&P 500 Index since December 31, 1992. The x axis reflects beginning investment values in $2,000 increments ranging from $9,000 to $19,000. The y axis reflects semi-annual reporting periods ranging from December, 1992 to December, 1996. The ending values of each investment on December 31, 1996, were $18,662, and $18,867, respectively.